Schedule of Fair Value of Financial Assets And Liabilities (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1	$ 862,552
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2	862,552
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3	221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4	221,322
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7	101,214
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8	101,214
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11	1,185,088
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12	$ 1,185,088